CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Income Statement [Abstract]
Revenues	$ 1,447,109	$ 360,888
Cost of Goods Sold	472,926	98,167
Gross Profit	974,183	262,721
Operating expenses:
Research and development	2,961,394	378,236
General and administrative	10,905,129	2,748,494
Depreciation and amortization	232,886	120,846
Operating lease cost and rent	275,785	9,461
(Gain) loss on disposal of fixed assets	(29,125)	553
Total operating expenses	14,346,069	3,257,590
Loss from operations	(13,371,886)	(2,994,869)
Other income (expense), net:
Change in fair value of derivative liabilities	372,214	764,025
Interest expense	(16,129,499)	(3,379,833)
Loss on settlement of debt	(33,068,313)	(288,234)
Total other income (expense), net	(48,825,598)	(2,904,042)
Net Loss	$ (62,197,484)	$ (5,898,911)
Net loss per share - basic	$ (0.02)	$ (0.01)
Net loss per share - diluted	$ (0.02)	$ (0.01)
Weighted average common share outstanding - basic	4,029,658,082	1,015,115,270
Weighted average common share outstanding - diluted	4,029,658,082	1,015,115,270